Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	1-10324
Entity Registrant Name	THE INTERGROUP CORPORATION
Entity Central Index Key	0000069422
Entity Tax Identification Number	13-3293645
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1516 S. Bundy Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	889-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false